OTHER ASSETS	12 Months Ended
Dec. 31, 2011
OTHER ASSETS [Abstract]
OTHER ASSETS
NOTE 7:-	OTHER ASSETS

a.	Intangible assets, net:

	December 31, 2011				December 31, 2010
	Useful life	Gross carrying amount	Accumulated amortization	Amortized balance	Gross carrying amount	Accumulated amortization	Amortized balance
	(Years)
Test Systems Programs Sets ("TPS")	5 - 10	$8,275	$8,120	$155	$8,275	$7,966	$309

Amortization expense was $ 154, $ 221 and $ 442 for the years ended December 31, 2011, 2010 and 2009, respectively. The expected amortization expense next year is $ 155.